Commitments and Contingencies (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Nov. 29, 2021	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Lease option to extend		option to extend the term of the lease for a five-year period		option to extend the term of the lease for one five (5) year period
Settlement liability	$ 22,500,000
Percentage of common stock outstanding				20.00%
Licensing Agreement [Member]
Loss Contingencies [Line Items]
Licensing fee					$ 200,000
Selling, General and Administrative Expenses [Member]
Loss Contingencies [Line Items]
Lease expense		$ 600,000
Biofrontera AG [Member]
Loss Contingencies [Line Items]
Settlement liability				$ 400,000
Loss contingency, receivable				2,800,000	6,400,000
Maximum [Member] | Licensing Agreement [Member]
Loss Contingencies [Line Items]
Sales milestone payments		$ 1,000,000.0
Royalties percentage related to royalties		3.00%
Ameluz LSA [Member]
Loss Contingencies [Line Items]
Revenue from sales		$ 150,000,000		150,000,000
Xepi LSA [Member]
Loss Contingencies [Line Items]
Contractual obligation		2,000,000	$ 4,000,000	2,000,000	4,000,000
Xepi LSA [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Revenue from sales		25,000,000	$ 50,000,000	25,000,000	$ 50,000,000
Facility Leases [Member]
Loss Contingencies [Line Items]
Security deposit		$ 100,000		$ 100,000